Balance Sheet (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
CURRENT ASSETS:
Cash	$ 22	$ 6,744	$ 336
Loans receivable - related parties		13,219	13,219
Total Current Assets	22	19,963	13,555
TOTAL ASSETS	22	19,963	13,555
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,887	7,497
Loan payable - related party	38,235	38,235	22,235
Note payable - related party	39,132	25,500	5,000
Total Current Liabilities	79,254	71,232	27,235
COMMITMENTS AND CONTINGENCIES
STOCKHOLDER'S DEFICIENCY:
Preferred stock, $.0001 par value; 10,000,000 shares authorized; none issued and outstanding
Common stock, $.0001 par value; 100,000,000 shares authorized; 5,000,000 shares issued and outstanding	500	500	500
Additional paid-in capital	24,500	24,500	24,500
Accumulated deficit during the development stage	(104,232)	(76,269)	(38,680)
Total Stockholder's Deficiency	(79,232)	(51,269)	(13,680)
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	$ 22	$ 19,963	$ 13,555